NOTE PAYABLE RELATED PARTY (Tables)	12 Months Ended
Jun. 30, 2021
NOTE PAYABLE RELATED PARTY
Schedule Of Notes Payable Related Party
	As of June 30,
	2021	2020
Short term portion
Dan Pappalardo	$200,000	$217,000
Estate of Sally Pappalardo	-	235,000
	$200,000	$452,000

Long term portion
Tom Ochocki	$-	$1,975,000
	$-	$1,975,000